NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NOTES PAYABLE
Schedule of notes payable
	(in thousands)
	September 30,	December 31,
	2022	2021
Sament promissory note	$3,783	$3,783
Evergreen promissory note	1,842	2,301
SBA loan	150	150
Greenleaf promissory Note	1,141	-
SAFE agreements	-	538
Related party loans	-	1,888
Vehicle loans	256	116
Total Gross Debt	$7,172	$8,776

Less: Gross short term debt	(2,808)	(4,209)
Less: Debt discount	(33)	(685)
Net Long Term Debt	$4,331	$3,882

	(in thousands)
	December 31,	December 31,
	2020	2021
Secured promissory note	$3,653	$3,783
Evergreen Private Placement	-	2,301
SBA loan	150	150
SAFE agreements	40	538
Related party loans	60	1,888
Vehicle Loan	21	116
Total Gross Debt	$3,923	$8,776

Less: Short term debt	-	(4,209)
Less: Debt discount	(40)	(685)
Net Long Term Debt	$3,884	$3,882

Scheduled maturities of long-term debt
Years Ending December 31,
2022 (remaining)	1,854
2023	986
2024	339
2025	3,462
2026	358
Thereafter	173
$7,172

Years Ending December 31,
2022	4,209
2023	701
2024	29
2025	3,135
2026	14
Thereafter	688
$8,776